Commitments and Contingencies - Additional Information 2 (Details)				1 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 24, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 06, 2022 USD ($)	Dec. 31, 2020 kWh	Apr. 30, 2020 kWh	Dec. 31, 2022 USD ($) Units	Dec. 31, 2020 kWh	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2021 USD ($) Units
Commitments And Contingencies [Line Items]
Deposit assets non current | $		$ 5,400,000				$ 4,941,000		$ 5,400,000	$ 4,941,000		$ 10,519,000
Mining Service Agreement | Block Chain Access UK Limited
Commitments And Contingencies [Line Items]
Percentage of revenue received to eligible to be deposited in the company account		5.00%						5.00%
Mining Services Agreement Revenue | Block Chain Access UK Limited
Commitments And Contingencies [Line Items]
Percentage of revenue received to eligible to be deposited in the company account									5.00%
Mining Services Agreement Revenue | Mining Service Agreement | Block Chain Access UK Limited
Commitments And Contingencies [Line Items]
Percentage of eligible revenue that is freely available for the company								5.00%	5.00%
Mining Related Equipment [Member]
Commitments And Contingencies [Line Items]
Deposit assets non current | $		$ 0				$ 0		$ 0	$ 0		$ 10,000,000
Recorded unconditional purchase obligation minimum quantitiy required | Units											885,000
Recorded unconditional purchase obligation quantity purchased | Units						885,000
KUB [Member] | Union Data [Member] | Power To Be Procured After Amendment [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required					200
KUB [Member] | Union Data [Member] | Power To Be Procured After Amendment [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required							6,800
KUB [Member] | Union Data [Member] | Power To Be Procured [Member] | Off Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required					10
KUB [Member] | Union Data [Member] | Power To Be Procured [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required							5,001
KUB [Member] | Union Data [Member] | Power To Be Procured Under Contract [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement renewal period										5 years
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | Off Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				30
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | Off Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				25,001
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement period				5 years 6 months
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member] | For The First Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				5,001
With An Energy Provider [Member] | Red Dog [Member] | Power To Be Procured [Member] | On Peak [Member] | Beyond Six Months [Member]
Commitments And Contingencies [Line Items]
Long term purchase commitement energy volume required				25,001
Underwriting Agreement | Early Bird Capital, Inc | Adit Edtech Acquisition Corp [Member]
Commitments And Contingencies [Line Items]
legal expenses reimbursement | $								$ 0	$ 0
Maximum [Member] | Underwriting Agreement | Early Bird Capital, Inc | Adit Edtech Acquisition Corp [Member]
Commitments And Contingencies [Line Items]
legal expenses reimbursement | $			$ 150,000
Pending Litigation [Member] | Bright Ridge And Washighton County Commission [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Loss contingency damages sought value | $	$ 12,500,000
Additional damages sought per day of operation after the order | $	$ 100,000
Time limit for removal of equipment from the site	120 days
Loss contingency accrual | $	$ 150,000,000
Date after which operations shall be discontinued	Mar. 31, 2026